Note 6 - Fair Value Measurements (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill, Impairment Loss	$ 2,254,624	$ 6,460,168	$ 0
Gray Matters [Member]
Goodwill, Impairment Loss		6,460,168
Impairment of Intangible Assets, Finite-Lived		3,649,193
Income Tax Expense (Benefit), Impairment of Intangible Assets, Finite-Lived		(910,147)
Goodwill, Impairment Loss, Net of Tax		4,205,544
Impairment of Right of Use Assets		113,722
Income Tax Expense (Benefit), Impairment of Right of Use Assets		$ (16,116)
Measurement Input, Discount Rate [Member]
Reporting Unit, Measurement Input	22.50%
Measurement Input, Long-Term Revenue Growth Rate [Member]
Reporting Unit, Measurement Input	3.00%